GOODWILL	3 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL

3. GOODWILL

The following table presents goodwill by reportable segment (in millions):

	Wireless	Enterprise	Broadband	Total
Goodwill, gross, as of December 31, 2013	$821.1	$659.5	$86.3	$1,566.9
Revisions to purchase price allocation	—	(5.7)	—	(5.7)
Foreign exchange	0.9	—	—	0.9

Goodwill, gross, as of March 31, 2014	822.0	653.8	86.3	1,562.1

Accumulated impairment charges as of January 1, 2014 and March 31, 2014	(80.2)	—	(36.2)	(116.4)

Goodwill, net, as of March 31, 2014	$741.8	$653.8	$50.1	$1,445.7